PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Telecommunication equipment and computers	$ 1,267,497	$ 1,267,497
Less: accumulated depreciation	(1,140,429)	(1,092,533)
Property and equipment, net	$ 127,068	$ 174,964